REPURCHASE AGREEMENTS – NON-TRADING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Repurchase Agreements 1 [Abstract]
Summary of Repurchase Agreements - Non Trading

	Group
	2025	2024
	£m	£m
Agreements with banks	3,557	2,336
Agreements with customers	5,472	6,281
	9,029	8,617